Prepayments, Other Receivables and Other Current Assets - Schedule of Prepayments, Other Receivables and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments	$ 605,952	$ 351,231
Deposits	178,630	122,699
Other receivables	279,343	119,269
Prepaid tax	102,158	105,483
VAT receivables	1,117,094	692,613
Prepayments, other receivables and other current assets	$ 2,283,177	$ 1,391,295